Related Party Balances and Transactions - Disclosure of Information About Outstanding Balances (Details) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Related Party Balances And Transactions
Balance payable to HDSI	$ 2,972,945	$ 2,916,973